Capital Stock (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of classes of share capital

	Number of shares issued and outstanding	Stated capital value
Balance at March 31, 2020	—	$—
Issuance of capitial stock1	71,767,775	409.5
Balance at March 31, 2021	71,767,775	$409.5
Issuance of capital stock:
Merger transaction	40,306,320	542.7
Earnout rights	35,883,692	434.1
Return of capital	—	(8.3)

Balance at March 31, 2022	147,957,787	$1,378.0

1. Retrospectively adjusted to reflect the reverse stock split, described below.